Supplemental Equity and Comprehensive Income Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	$ (5,025)	$ (3,543)	$ (3,754)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(75)	(2,765)	(165)
Amounts reclassifed out	556	619	321
Total other comprehensive income (loss), before tax	481	(2,146)	156
Tax effect	(206)	664	16
Total other comprehensive income (loss), net of tax	275	(1,482)	172
Purchase of subsidiary shares, net of tax			39
Balance at End of Period	(4,750)	(5,025)	(3,543)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	114	374	122
Other comprehensive income (loss), before tax:
Amounts before reclassification	133	(253)	213
Amounts reclassifed out	0	0	0
Total other comprehensive income (loss), before tax	133	(253)	213
Tax effect	(17)	(7)	(8)
Total other comprehensive income (loss), net of tax	116	(260)	205
Purchase of subsidiary shares, net of tax			47
Balance at End of Period	230	114	374
Defined Benefit Pension and Postretirement Plans Adjustment
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	(5,155)	(3,879)	(3,831)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(204)	(2,452)	(374)
Amounts reclassifed out	615	475	306
Total other comprehensive income (loss), before tax	411	(1,977)	(68)
Tax effect	(211)	701	28
Total other comprehensive income (loss), net of tax	200	(1,276)	(40)
Purchase of subsidiary shares, net of tax			(8)
Balance at End of Period	(4,955)	(5,155)	(3,879)
Debt and Equity Securities, Unrealized Gain (Loss)
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	(6)	(6)	(9)
Other comprehensive income (loss), before tax:
Amounts before reclassification	6	(10)	5
Amounts reclassifed out	0	10	0
Total other comprehensive income (loss), before tax	6	0	5
Tax effect	(2)	0	(2)
Total other comprehensive income (loss), net of tax	4	0	3
Purchase of subsidiary shares, net of tax			0
Balance at End of Period	(2)	(6)	(6)
Cash Flow Hedging Instruments, Unrealized Gain (Loss)
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	22	(32)	(36)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(10)	(50)	(9)
Amounts reclassifed out	(59)	134	15
Total other comprehensive income (loss), before tax	(69)	84	6
Tax effect	24	(30)	(2)
Total other comprehensive income (loss), net of tax	(45)	54	4
Purchase of subsidiary shares, net of tax			0
Balance at End of Period	$ (23)	$ 22	$ (32)